Voya Limited Maturity Bond Portfolio Annual Fund Operating Expenses - Voya Limited Maturity Bond Portfolio	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.88%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.28%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.53%